Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 13.0%
AGL Energy Ltd.	386,652	$4,293,273
Aurizon Holdings Ltd.	1,173,880	3,604,449
Bendigo & Adelaide Bank Ltd.	301,166	1,289,514
BHP Group PLC	990,143	16,688,035
BlueScope Steel Ltd.	298,024	1,999,942
CIMIC Group Ltd.	56,459	910,786
Coca-Cola Amatil Ltd.	299,568	1,702,384
Cochlear Ltd.	33,944	4,100,169
Dexus	628,851	3,771,253
Flight Centre Travel Group Ltd.	32,164	231,425
Fortescue Metals Group Ltd.	816,319	6,391,951
GPT Group (The)	1,091,731	3,023,419
Harvey Norman Holdings Ltd.	333,396	606,803
Magellan Financial Group Ltd.	75,287	2,514,796
Medibank Pvt Ltd.	1,622,323	2,867,764
Mirvac Group	2,320,501	3,403,080
Newcrest Mining Ltd.(a)	265,845	4,793,302
Qantas Airways Ltd.	415,455	1,049,914
Rio Tinto Ltd.	220,168	12,614,042
Scentre Group	3,140,792	4,791,125
Sonic Healthcare Ltd.	248,725	4,427,627
Woolworths Group Ltd.	742,554	17,379,868

		102,454,921

Belgium — 2.3%
Ageas	104,199	3,749,142
Colruyt SA	32,737	1,958,500
Groupe Bruxelles Lambert SA	47,149	3,763,690
Proximus SADP	89,527	1,909,207
UCB SA	74,518	6,818,498

		18,199,037

Canada — 13.1%
Air Canada(b)	74,469	1,085,174
Atco Ltd., Class I, NVS	46,154	1,298,938
Canadian Apartment Properties REIT	46,590	1,606,725
CGI Inc.(b)	141,752	9,059,595
CI Financial Corp.	133,589	1,422,500
Constellation Software Inc.	11,877	11,445,855
Empire Co. Ltd., Class A, NVS	103,132	2,281,757
First Capital Real Estate Investment Trust	104,385	1,078,458
Gildan Activewear Inc.	120,383	1,683,169
H&R Real Estate Investment Trust	82,711	587,156
Husky Energy Inc.	240,614	774,358
Hydro One Ltd.(c)	193,677	3,519,499
iA Financial Corp. Inc.	61,678	2,006,717
IGM Financial Inc.	49,994	1,061,106
Intact Financial Corp.	82,014	7,822,020
Kinross Gold Corp.(b)	738,253	4,884,658
Kirkland Lake Gold Ltd.	117,623	4,872,765
Loblaw Companies Ltd.	107,851	5,318,977
Magna International Inc.	173,560	6,777,706
Metro Inc.	150,201	6,193,176
Open Text Corp.	158,488	6,001,994
Power Corp. of Canada	342,488	5,488,882
RioCan REIT	95,594	1,094,312
SmartCentres Real Estate Investment Trust	45,325	695,726
Teck Resources Ltd., Class B	287,863	2,542,985
Thomson Reuters Corp.	117,494	8,295,933

Security	Shares	Value

Canada (continued)
WSP Global Inc.	62,019	$4,170,917

		103,071,058

Denmark — 0.2%
H Lundbeck A/S	42,068	1,532,463

Finland — 1.2%
Elisa OYJ	84,314	5,119,835
Nokian Renkaat OYJ	74,170	1,586,992
Orion OYJ, Class B	61,642	3,131,414

		9,838,241

France — 6.8%
Alstom SA	32,893	1,345,995
Atos SE	57,796	4,118,555
BioMerieux	24,403	3,028,351
Bouygues SA	133,229	4,101,971
Cie. Generale des Etablissements Michelin SCA	100,611	9,818,750
Eurazeo SE	23,314	1,114,894
Eutelsat Communications SA	103,213	1,157,624
Faurecia SE	43,639	1,580,195
Ipsen SA	22,248	1,650,948
Peugeot SA	346,624	4,964,018
SCOR SE	98,914	2,784,350
Societe Generale SA	476,944	7,449,377
STMicroelectronics NV	401,830	10,435,348

		53,550,376

Germany — 2.2%
Carl Zeiss Meditec AG, Bearer	23,815	2,346,307
Covestro AG(c)	102,857	3,456,386
Deutsche Lufthansa AG, Registered(b)(d)	140,743	1,257,603
Hannover Rueck SE	35,841	5,711,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,439	1,636,106
Puma SE	48,986	3,078,687

		17,486,930

Hong Kong — 4.6%
Hang Lung Properties Ltd.	1,204,000	2,519,782
Hongkong Land Holdings Ltd.	688,300	2,897,743
Kerry Properties Ltd.	395,500	1,060,795
Link REIT	1,095,000	9,596,852
Sino Land Co. Ltd.	1,794,000	2,448,821
Swire Pacific Ltd., Class A	284,000	1,820,294
Swire Properties Ltd.(d)	685,600	1,877,740
Vitasoy International Holdings Ltd.	424,000	1,489,620
WH Group Ltd.(c)	5,604,000	5,278,435
Wharf Real Estate Investment Co. Ltd.	725,000	2,989,887
Wheelock & Co. Ltd.	498,000	3,558,776
Yue Yuen Industrial Holdings Ltd.	435,500	683,300

		36,222,045

Israel — 0.3%
Israel Discount Bank Ltd., Class A	709,648	2,324,670

Italy — 0.2%
Leonardo SpA	261,711	1,804,188

Japan — 18.3%
AGC Inc.	108,200	2,730,928
Alfresa Holdings Corp.	110,700	2,233,980
Amada Co. Ltd.	197,300	1,813,680
Astellas Pharma Inc.	1,113,700	18,605,929
Brother Industries Ltd.	129,400	2,221,709

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Calbee Inc.	48,700	$1,486,936
Chubu Electric Power Co. Inc.	378,900	5,167,865
Credit Saison Co. Ltd.	90,700	1,047,501
Daicel Corp.	146,700	1,201,751
Electric Power Development Co. Ltd.	87,900	1,775,509
Fujitsu Ltd.	116,600	11,487,174
Hino Motors Ltd.	167,500	1,011,876
Hitachi Ltd.	548,100	16,611,887
Japan Airlines Co. Ltd.	67,100	1,217,319
JTEKT Corp.	121,100	901,441
Kakaku.com Inc.	81,100	1,668,490
Kamigumi Co. Ltd.	62,100	1,105,123
Konica Minolta Inc.	262,800	1,034,636
Kurita Water Industries Ltd.	56,300	1,595,259
Marubeni Corp.	920,700	4,511,589
Medipal Holdings Corp.	106,600	2,087,440
Mitsubishi UFJ Lease & Finance Co. Ltd.	232,300	1,127,448
NEC Corp.	149,300	5,815,070
NH Foods Ltd.	50,100	1,806,102
Nippon Telegraph & Telephone Corp.	757,900	17,314,721
Obayashi Corp.	385,500	3,431,954
ORIX Corp.	126,200	1,521,221
Shimamura Co. Ltd.	14,700	934,774
Shinsei Bank Ltd.(b)	93,100	1,136,162
Sumitomo Dainippon Pharma Co. Ltd.	94,500	1,323,804
Sumitomo Heavy Industries Ltd.	64,100	1,375,091
Sumitomo Rubber Industries Ltd.	99,600	980,772
Sundrug Co. Ltd.	42,900	1,482,354
Suzuken Co. Ltd.	43,400	1,688,353
Toho Gas Co. Ltd.	45,800	2,252,845
Tohoku Electric Power Co. Inc.	251,200	2,379,629
Tokyo Electric Power Co. Holdings Inc.(b)	902,500	3,063,613
Tokyo Gas Co. Ltd.	223,500	4,928,349
Toppan Printing Co. Ltd.	162,500	2,449,619
Tosoh Corp.	153,400	1,906,472
Toyo Suisan Kaisha Ltd.	53,400	2,576,743
Toyoda Gosei Co. Ltd.	38,300	721,337
Yamazaki Baking Co. Ltd.	70,800	1,257,298
Yokohama Rubber Co. Ltd. (The)	64,400	837,709

		143,829,462

Netherlands — 8.7%
Aegon NV	1,049,644	2,701,736
AerCap Holdings NV(b)	70,904	1,993,821
EXOR NV	64,615	3,530,855
Koninklijke Ahold Delhaize NV	698,643	16,957,354
Koninklijke Philips NV	475,292	20,675,123
Koninklijke Vopak NV	42,554	2,452,586
NN Group NV	180,472	5,220,490
Randstad NV	70,826	2,841,598
Wolters Kluwer NV	164,701	12,108,245

		68,481,808

New Zealand — 0.5%
Mercury NZ Ltd.	389,159	1,096,019
Spark New Zealand Ltd.	1,095,100	2,999,761

		4,095,780

Singapore — 1.4%
ComfortDelGro Corp. Ltd.	1,251,400	1,466,797
Mapletree Commercial Trust.	1,166,500	1,624,167
Singapore Airlines Ltd.(d)	311,700	1,352,907

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	495,400	$3,396,043
Venture Corp. Ltd.	161,500	1,818,409
Yangzijiang Shipbuilding Holdings Ltd.	1,402,300	981,222

		10,639,545

Spain — 1.6%
Enagas SA	76,100	1,774,571
Mapfre SA	693,118	1,268,577
Red Electrica Corp. SA	264,663	4,654,109
Repsol SA	536,058	4,881,517

		12,578,774

Sweden — 1.4%
Boliden AB	161,144	3,304,647
ICA Gruppen AB	53,037	2,314,314
Kinnevik AB, Class B	144,635	2,991,264
L E Lundbergforetagen AB, Class B	44,757	1,888,856
Millicom International Cellular SA, SDR	21,053	553,958

		11,053,039

Switzerland — 9.8%
Adecco Group AG, Registered	91,511	4,011,636
Baloise Holding AG, Registered	28,525	4,270,696
Coca-Cola HBC AG	116,602	2,963,581
Pargesa Holding SA, Bearer	22,894	1,628,424
Roche Holding AG, NVS	104,235	36,228,183
SGS SA, Registered	3,114	7,049,775
Sonova Holding AG, Registered	32,754	5,915,166
Swiss Life Holding AG, Registered	19,835	7,026,458
Swisscom AG, Registered	15,364	7,988,038

		77,081,957

United Kingdom — 12.8%
3i Group PLC	576,331	5,699,331
Barratt Developments PLC	598,548	3,918,340
Berkeley Group Holdings PLC	70,185	3,703,122
Burberry Group PLC	242,255	4,247,402
Carnival PLC	94,103	1,300,324
Direct Line Insurance Group PLC	818,171	2,812,201
easyJet PLC	94,450	718,620
Evraz PLC	302,111	1,010,592
Ferguson PLC	135,286	9,788,087
Fiat Chrysler Automobiles NV	639,855	5,617,878
Halma PLC	67,305	1,774,310
Hargreaves Lansdown PLC	169,385	3,077,684
J Sainsbury PLC	1,038,023	2,593,745
JD Sports Fashion PLC	257,481	1,719,352
Kingfisher PLC	1,238,729	2,457,768
M&G PLC	1,526,206	2,545,919
Marks & Spencer Group PLC	1,175,741	1,365,863
Meggitt PLC	456,896	1,609,623
Pearson PLC	464,889	2,696,212
Persimmon PLC	187,294	5,209,167
Rio Tinto PLC	419,470	19,494,642
Smith & Nephew PLC	514,787	10,116,513
Taylor Wimpey PLC	1,949,559	3,616,073
Wm Morrison Supermarkets PLC	1,424,011	3,287,004

		100,379,772

Total Common Stocks — 98.4% (Cost: $950,849,748)		774,624,066

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Porsche Automobil Holding SE, Preference Shares, NVS	89,961	$4,535,532

Total Preferred Stocks — 0.6% (Cost: $7,178,212)		4,535,532

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	1,611,130	1,612,902
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	198,000	198,000

		1,810,902

Total Short-Term Investments — 0.2% (Cost: $1,808,803)		1,810,902

Total Investments in Securities — 99.2% (Cost: $959,836,763)		780,970,500

Other Assets, Less Liabilities — 0.8%		6,270,852

Net Assets — 100.0%		$787,241,352

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,241,970	(630,840)	1,611,130	$1,612,902	$25,668	(b)	$(545)	$1,651
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	(662,000)	198,000	198,000	4,619		—	—

				$1,810,902	$30,287		$(545)	$1,651

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	20	06/18/20	$1,813	$165,329
Euro STOXX 50 Index	72	06/19/20	2,277	223,729
FTSE 100 Index	29	06/19/20	2,153	195,569
TOPIX Index	13	06/11/20	1,768	143,725

				$728,352

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$736,506,462	$33,324,302	$4,793,302	$774,624,066
Preferred Stocks	4,535,532	—	—	4,535,532
Money Market Funds	1,810,902	—	—	1,810,902

	$742,852,896	$33,324,302	$4,793,302	$780,970,500

Derivative financial instruments(a)
Assets
Futures Contracts	$728,352	$—	$—	$728,352

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

4